Significant Accounting Policies - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Recoveries or write off of accounts receivable	$ 0	$ 0
Allowance for credit loss	$ 0	$ 0